Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Receivables [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 4 – ACCOUNTS RECEIVABLE, NET

The net book value of accounts receivable consisted of the following as of December 31, 2020 and 2019:

	December 31, 2020	December 31, 2019
Accounts receivable	$19,760,422	$11,895,600
Less: Allowance for credit losses	(1,721,840)	(601,975)
Accounts receivable, net	$18,038,582	$11,293,625

The movement of allowance for credit losses consisted of the following:

	December 31, 2020	December 31, 2019
Beginning balance	$601,975	$470,648
Provisions	1,079,371	137,435
Effects of foreign exchange rate	40,494	(6,108)
Ending balance	$1,721,840	$601,975

As of December 31, 2019, certain accounts receivable were pledged to obtain long-term loans. See Note 11 for details.